Note 6 - Employee Benefit Plans - Net Periodic Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan [Abstract]
Service cost	$ 3,794	$ 6,262	$ 5,820
Interest cost	7,974	5,476	4,990
Expected return on plan assets	$ (12,428)	$ (13,452)	$ (9,252)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Comprehensive Income (Loss), Net of Tax, Attributable to Parent	Comprehensive Income (Loss), Net of Tax, Attributable to Parent	Comprehensive Income (Loss), Net of Tax, Attributable to Parent
Amortization of prior service benefit	$ 500	$ 511	$ 394
Amortization of net (loss) gain	(188)	2,049	4,502
Net periodic pension (benefit) cost	$ (348)	$ 846	$ 6,454